Retirement Plans Losses Amortized from Accumulated Other Comprehensive Loss into Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 0
Prior service cost (credit)	(0.2)
Total	(0.2)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	40.6
Prior service cost (credit)	0.9
Total	$ 41.5